Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
At the end of the previous year	2,019,000,000
Changes during the period	0
At the end of the current year	2,019,000,000	2,019,000,000
Ordinary shares	2,019,000,000	2,019,000,000
At the end of the previous year	$ 1,736
Changes during the period	0
At the end of the current year	1,736	$ 1,736
Changes during the period	$ 81	$ 385
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year	1,737,000,000
Ordinary shares	1,737,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year	38,217,386
Ordinary shares	38,217,386
Restricted shares	282,107,042	325,999,817
At the end of the previous year	47,000,000.0
Changes during the period	(8,800,000)
At the end of the current year	38,200,000	47,000,000.0
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (3,530)
Changes during the period	(836)
At the end of the current year	(4,366)	$ (3,530)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(4,911)
Changes during the period	917	1,359	$ 279
At the end of the current year	$ (3,994)	$ (4,911)